Summary of Significant Accounting Policies (Details Narrative) (10-K) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash, uninsured amount	$ 532,000	$ 178,485
Cash, fdic insured amount	$ 249,000	178,485
Long lived assets impairment charges		$ 4,443,000
Geographic Concentration Risk [Member]
Concentration risk, percentage		10.00%	10.00%
Software Development [Member]
Property, plant and equipment, useful life		5 years
Molds [Member]
Property, plant and equipment, useful life		5 years
Buildings - Rental Property [Member]
Property, plant and equipment, useful life		40 years
Minimum [Member] | Office Equipment [Member]
Property, plant and equipment, useful life		3 years
Minimum [Member] | Furniture and Fixtures [Member]
Property, plant and equipment, useful life		5 years
Minimum [Member] | Machinery and Equipment [Member]
Property, plant and equipment, useful life		6 years
Minimum [Member] | Building Improvements [Member]
Property, plant and equipment, useful life		10 years
Minimum [Member] | Vehicles [Member]
Property, plant and equipment, useful life		5 years
Maximum [Member] | Office Equipment [Member]
Property, plant and equipment, useful life		5 years
Maximum [Member] | Furniture and Fixtures [Member]
Property, plant and equipment, useful life		7 years
Maximum [Member] | Machinery and Equipment [Member]
Property, plant and equipment, useful life		10 years
Maximum [Member] | Building Improvements [Member]
Property, plant and equipment, useful life		15 years
Maximum [Member] | Vehicles [Member]
Property, plant and equipment, useful life		7 years
Accounts Receivable [Member]
Concentration risk, percentage	10.00%	10.00%
Sales Revenue, Net [Member]
Concentration risk, percentage		10.00%	10.00%